Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
CIK	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2023
Prospectus Date	rr_ProspectusDate	Jan. 27, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Touchstone Active Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBAX
Touchstone Active Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TODCX
Touchstone Active Bond Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBYX
Touchstone Active Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBIX
Touchstone Anti-Benchmark International Core Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TYBAX
Touchstone Anti-Benchmark International Core Equity Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIABX
Touchstone Ares Credit Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMARX
Touchstone Ares Credit Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMACX
Touchstone Ares Credit Opportunities Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMAYX
Touchstone Ares Credit Opportunities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TARBX
Touchstone Dividend Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TQCAX
Touchstone Dividend Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TQCCX
Touchstone Dividend Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TQCYX
Touchstone Dividend Equity Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TQCIX
Touchstone Dividend Equity Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TQCRX
Touchstone High Yield Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THYAX
Touchstone High Yield Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THYCX
Touchstone High Yield Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THYYX
Touchstone High Yield Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THIYX
Touchstone Impact Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPAX
Touchstone Impact Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPCX
Touchstone Impact Bond Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPYX
Touchstone Impact Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPNX
Touchstone Impact Bond Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIMPX
Touchstone International ESG Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYAX
Touchstone International ESG Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYCX
Touchstone International ESG Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYYX
Touchstone International ESG Equity Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYIX
Touchstone Mid Cap Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMAPX
Touchstone Mid Cap Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCJX
Touchstone Mid Cap Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCPX
Touchstone Mid Cap Fund | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCTX
Touchstone Mid Cap Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMPRX
Touchstone Mid Cap Value Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVAX
Touchstone Mid Cap Value Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMFCX
Touchstone Mid Cap Value Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVYX
Touchstone Mid Cap Value Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVIX
Touchstone Sands Capital Select Growth Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSNAX
Touchstone Sands Capital Select Growth Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSNCX
Touchstone Sands Capital Select Growth Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFSIX
Touchstone Sands Capital Select Growth Fund | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTSGX
Touchstone Sands Capital Select Growth Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TISNX
Touchstone Sands Capital Select Growth Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSNRX
Touchstone Small Cap Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFAX
Touchstone Small Cap Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFCX
Touchstone Small Cap Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFYX
Touchstone Small Cap Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFIX
Touchstone Small Cap Value Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOAX
Touchstone Small Cap Value Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOCX
Touchstone Small Cap Value Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOYX
Touchstone Small Cap Value Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOIX
Touchstone Ultra Short Duration Fixed Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDAX
Touchstone Ultra Short Duration Fixed Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDCX
Touchstone Ultra Short Duration Fixed Income Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSSGX
Touchstone Ultra Short Duration Fixed Income Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSYYX
Touchstone Ultra Short Duration Fixed Income Fund | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDOX
Touchstone Ultra Short Duration Fixed Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDIX